Income tax and deferred taxes - Tax Effects of Other Comprehensive Income Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plan	$ (1,273)	$ 142	$ 145
Cash flow hedges	7,172	(14,246)	(1,001)
Amount before taxes (expense) gain
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plan	(6,350)	4,679	974
Cash flow hedges	26,622	(52,762)	(3,706)
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	190	(12,072)	9,784
Total	20,462	(60,155)	7,052
(Expense) income for income taxes
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plan	1,273	(142)	(145)
Cash flow hedges	(7,172)	14,246	1,001
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	(17)	3,818	(2,642)
Total	(5,916)	17,922	(1,786)
Amount after taxes
Income tax related to other income and expense components with a charge or credit to net equity
(Losses) income from defined benefit plan	(5,077)	4,537	829
Cash flow hedges	19,450	(38,516)	(2,705)
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	173	(8,254)	7,142
Total	$ 14,546	$ (42,233)	$ 5,266